Convertible Preferred shares, shareholders' (Deficit) and Equity incentive Plan (Details 3) - 2021 Plan - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Total share-based compensation expense	$ 38,909	$ 12,001	$ 3,956
Cost of revenue
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Total share-based compensation expense	262	85	10
Research and development
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Total share-based compensation expense	21,970	4,192	507
Sales and marketing
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Total share-based compensation expense	3,877	1,287	442
General and administrative
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Total share-based compensation expense	$ 12,800	$ 6,437	$ 2,997